SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred Contract Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement In Capitalized Contract Costs, Net [Roll Forward]
Beginning balance	$ 549	$ 160
Additions to deferred contract costs	827	454
Amortization of deferred contract costs	(101)	(65)
Ending balance	$ 1,275	$ 549